Net Loss per Share	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Net Loss per Share
18. Net Loss Per Share
Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Nine Months Ended September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Numerator:
Net loss attributable to ordinary shareholders	(1,103,380)	(570,635)	(84,045)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	7,184,086	126,758,926	126,758,926
Net loss per share—basic and diluted	(153.59)	(4.50)	(0.66)

For the nine months ended September 30, 2019 and 2020, the effects of all outstanding convertible preferred shares, restricted shares, warrants and certain restricted share units and stock options have been excluded from the computation of diluted loss per share for the nine months ended September 30, 2019 and 2020 as their effects would be anti-dilutive.
For the nine months ended September 30, 2019 and 2020, the Group also has certain dilutive potential stock options. These stock options which cannot be exercised until the Company completed its listing are not included in the computation of diluted earnings per shares as such contingent event had not taken place.
The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Nine Months Ended September 30,
	2019	2020
Convertible preferred shares	95,222,315	5,593,305
Restricted shares	1,179,634	—
Restricted share units	—	1,071,194
Stock options	11,445,457	17,321,232